Disposal of subsidiary (Tables) - HeadHunter LLC (Ukraine)	12 Months Ended
Dec. 31, 2020
Disposal of subsidiary
Schedule of the effect of disposal on the financial position of the Group

For the
year
ended
December 31,
(in thousands of Russian Roubles)	2018
Consideration to be received	2,624
Less net liabilities, including:
Assets disposed	(19,162)
Liabilities disposed	26,756
Total net liabilities	7,594
Less currency translation reserve released on disposal	44
Less non-controlling interest disposed	(4,131)
Gain on disposal of subsidiary	6,131
Consideration received, satisfied in cash	—
Cash and cash equivalents disposed of	(10,847)
Net cash outflow	(10,847)

Schedule of results from operations of subsidiary disposed

For the year ended
(in thousands of Russian Roubles)	December 31, 2018
Revenue	16,484
Operating costs and expenses (exclusive of depreciation and amortization)	(23,770)
Depreciation and amortization	(101)
Operating (loss)/income	(7,387)
Net foreign exchange gain	231
(Loss)/profit before income tax	(7,156)
Income tax recovery/(expense)	670
Net (loss)/income for the year	(6,486)
Attributable to:
Owners of the Company	(3,308)
Non-controlling interest	(3,178)